Fair Value Measurements	6 Months Ended
Jan. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
4: Fair Value Measurements
The following table sets forth by level within the fair value hierarchy the assets (liabilities) carried at fair value (in thousands):

	Fair value measurements at January 31, 2023 using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents - money market funds	$557	$—	$—	$557

Total financial assets	$557	$—	$—	$557
Liabilities:
Public warrants	$(1,373)	$—	$—	$(1,373)
Private warrants	—	(1,208)	—	(1,208)
Sponsor earnout shares	—	—	(2,445)	(2,445)

Total financial liabilities	$(1,373)	$(1,208)	$(2,445)	$(5,026)
The following table sets forth by level within the fair value hierarchy the liabilities carried at fair value (in thousands):

	Fair value measurements at January 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Predecessor Warrants	$—	$—	$(10,709)	$(10,709)

Total financial liabilities	$—	$—	$(10,709)	$(10,709)
See Note 10 for a discussion of the fair value of debt.
The assumptions used to value the warrants are described in Note 11.
The assumptions used to value the Sponsor Earnout Shares are described in Note 12.
The carrying amounts of accounts receivable, accounts payable, and accrued expenses approximate fair value because of the short maturity terms of these instruments.